Note 11 - Administrative Expenses - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Investor relations	$ 576	$ 663	$ 439
Audit fee	396	294	267
Advisory services fees	4,406	1,459	614
Listing fees	749	512	609
Directors fees – Company	571	569	527
Directors fees – Blanket	61	56	51
Employee costs – salaries and bonusses	6,734	5,855	5,462
Employee costs – settlements	1,784	0	0
Other office administration cost	445	468	177
Information technology and communication cost – Group related	241	391	178
Management liability insurance	897	985	551
Travel costs	569	689	216
Administrative expenses	$ 17,429	$ 11,941	$ 9,091